CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2021 $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jul. 26, 2021 $ / shares
Disclosure of classes of share capital [line items]
Capital securities | $		$ 2,835		$ 2,833
Liquidation preference (in dollars per share) | $ / shares		$ 25.00
Redemption amount		$ 27	$ 36	33	$ 45
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Capital securities | $		30		32
Limited Partner Units | Brookfield Asset Management
Disclosure of classes of share capital [line items]
Units repurchased (in dollars per share) | $ / shares	$ 18.17
BPYU Preferred Equity
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares						$ 0.01
BPYU Preferred Equity | Brookfield Asset Management
Disclosure of classes of share capital [line items]
Units repurchased (in dollars per share) | $ / shares	$ 25.00
Rouse Properties L.P. ("Rouse") | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities | $		142		142
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities | $		$ 409		$ 545